U.S. Bancorp Fund Services, LLC
777 E. Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin  53202

May 5, 2011

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

Re:	The Wall Street Fund, Inc. (the “Fund”)
Securities Act Registration No.: 002-10822
Investment Company Registration No.: 811-00515

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Fund dated May 1, 2011, and filed electronically as Post-Effective Amendment No. 70 to the Fund’s Registration Statement on Form N-1A on April 26, 2011.

Please direct any inquiries regarding this filing to me at (414) 765-5384.  Thank you for your assistance with respect to this matter.

Very truly yours,

/s/ Rachel A. Spearo

Rachel A. Spearo, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures